Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Cybersecurity Risk Management and Strategy
Cybersecurity risk management is an integral part of our overall enterprise risk program. We maintain a risk-based approach, designed to align our practices with recognized industry standards and applicable regulatory requirements. We operate and continue to mature an Information Security Management System (“ISMS”) aligned with recognized governance frameworks (including ISO/IEC 27001, the NIST Cybersecurity Framework, and the CIS Critical Security Controls). Our ISMS governance system provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitates cross-functional coordination in the event of such threats or incidents. We leverage this framework together with information collected from external and internal assessments to develop our cybersecurity policies and procedures, such as our acceptable use policy, our vulnerability management policy, our identity and access control policy and our cybersecurity risk management policy, among others. We have also implemented documented incident response processes designed to detect, analyze, and respond to cybersecurity threats and incidents. These processes include steps for assessing the severity of the threat or incident, identifying the source of the threat or incident, including whether it is associated with a third-party service provider, initiating cybersecurity countermeasures and mitigation strategies, as well as informing management and our board of directors of material cybersecurity threats and incidents.
We conduct regular risk assessments to identify and prioritize cybersecurity risks. These assessments involve evaluating potential threats, vulnerabilities, and potential impacts on our systems, data, and operations. We have implemented a range of technical and operational controls, including perimeter protection, endpoint detection and response, industry-standard encryption, access controls, reliable data backups and security monitoring tools. These controls are designed to protect our systems, data and operations from cybersecurity threats and incidents. To assess the effectiveness of our security measures, we conduct periodic independent testing, including penetration testing, tabletop exercises, and control validations. These exercises are intended to simulate realistic attack scenarios and validate our detection and response capabilities. We review the results of risk assessments to prioritize identified vulnerabilities based on their severity and potential impact. The findings are documented, and a remediation plan with ownership, target timelines, and service‑level objectives is established and tracked.
We conduct security awareness and training programs for our employees and contingent workforce and relevant third-party personnel. These programs cover topics such as phishing, social engineering, password hygiene, and data protection to support understanding of roles and responsibilities in maintaining the security of our systems, data, and operations. Additionally, specific security awareness trainings are conducted for employees working in our IT development & operations departments. Although we employ vendor due diligence and onboarding procedures, our ability to monitor the cybersecurity practices of our vendors is limited, residual risk remains that a compromise or failure in information systems, software, networks, or other assets owned or controlled by our vendors could materially affect us despite our controls and contractual requirements. We incorporate third‑party risk management into our enterprise risk processes, including risk‑based segmentation, contractual security obligations, and assessments proportionate to vendor criticality.
In 2025, we did not identify any cybersecurity threats or incidents that have materially affected or that we believe are reasonably likely to materially affect our business strategy, results of operations, or financial condition. However, despite our efforts, we cannot eliminate all risks from cybersecurity threats, and we may not be able to detect all incidents or prevent the occurrence or impact of future incidents. For more information about these risks, please see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Intellectual Property and Information Technology—A security breach or other disruption to our IT Systems could result in the loss, theft, misuse, unauthorized disclosure, or unauthorized access of wholesale partner, consumer, supplier, or sensitive company information or could disrupt our operations, which could damage our relationships with wholesale partners, consumers, suppliers or employees, expose us to litigation or regulatory proceedings, or harm our reputation, any of which could materially adversely affect our business, financial condition or results of operations” in this Annual Report.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our overall enterprise risk program. We maintain a risk-based approach, designed to align our practices with recognized industry standards and applicable regulatory requirements. We operate and continue to mature an Information Security Management System (“ISMS”) aligned with recognized governance frameworks (including ISO/IEC 27001, the NIST Cybersecurity Framework, and the CIS Critical Security Controls). Our ISMS governance system provides a framework for handling cybersecurity threats and incidents, including threats and incidents associated with the use of services provided by third-party service providers, and facilitates cross-functional coordination in the event of such threats or incidents.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Cybersecurity Governance
Our board of directors oversees risk management, ensuring that management has processes in place designed to identify, evaluate and address cybersecurity risks and mitigate cybersecurity incidents. Cybersecurity risk is integrated into our enterprise risk management framework and is considered alongside strategic, operational, financial, compliance, and third‑party risks.
Management is tasked with identifying and assessing material cybersecurity risks on an ongoing basis, establishing monitoring processes, implementing mitigation measures, and maintaining cybersecurity programs. We maintain a dedicated Information Security function led by the Vice President, Cybersecurity Risk Management and Strategy (VP CSRM). The VP CSRM is supported by a team of experienced information security professionals and information security managers specializing in network security, application security, data protection, and incident response.
The VP CSRM is responsible for the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents. The VP CSRM has extensive experience in information security and has developed and implemented strategies and programs to enhance the Company’s resilience against evolving cyber threats.
The VP CSRM reports to the Chief Digital and Information Officer (CDIO), who has extensive leadership experience across digital transformation, enterprise IT, and cybersecurity governance. Over this period, the CDIO has led global digital strategy and data platforms, directed large‑scale technology modernization, and overseen risk, compliance, and business continuity programs in complex, multi‑brand environments.
Our Cybersecurity function continues to invest in ongoing education, skills development, external threat intelligence, and independent assessments to ensure our defenses evolve in line with the threat landscape. We also leverage external threat intelligence and independent assessments to inform program improvements.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our board of directors oversees risk management, ensuring that management has processes in place designed to identify, evaluate and address cybersecurity risks and mitigate cybersecurity incidents. Cybersecurity risk is integrated into our enterprise risk management framework and is considered alongside strategic, operational, financial, compliance, and third‑party risks.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	We maintain a dedicated Information Security function led by the Vice President, Cybersecurity Risk Management and Strategy (VP CSRM). The VP CSRM is supported by a team of experienced information security professionals and information security managers specializing in network security, application security, data protection, and incident response.
Cybersecurity Risk Role of Management [Text Block]
Management is tasked with identifying and assessing material cybersecurity risks on an ongoing basis, establishing monitoring processes, implementing mitigation measures, and maintaining cybersecurity programs. We maintain a dedicated Information Security function led by the Vice President, Cybersecurity Risk Management and Strategy (VP CSRM). The VP CSRM is supported by a team of experienced information security professionals and information security managers specializing in network security, application security, data protection, and incident response.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The VP CSRM is responsible for the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents. The VP CSRM has extensive experience in information security and has developed and implemented strategies and programs to enhance the Company’s resilience against evolving cyber threats.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The VP CSRM has extensive experience in information security and has developed and implemented strategies and programs to enhance the Company’s resilience against evolving cyber threats.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We also leverage external threat intelligence and independent assessments to inform program improvements.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true